COMMITMENTS AND CONTINGENCIES (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) D item $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2021 $ / shares shares
COMMITMENTS AND CONTINGENCIES
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred Stock, Shares Authorized | shares		10,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001
MedTech Acquisition Corp
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item	3
Legal fees	$ 508,525
Investment advisory fees	400,000
Legal fees upon merger	479,262
Business combination related costs	$ 40,000,000
Number of trading | D	30
Period of stockholder approval after delivering business combination	25 days
Preferred Stock, Shares Authorized | shares	1,000,000		1,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.0001		$ 0.0001
Purchase price, per unit | $ / shares	$ 10.00
MedTech Acquisition Corp | Raymond James Agreements
COMMITMENTS AND CONTINGENCIES
Deferred underwriting fees upon consummation of business combination	$ 8,750,000
MedTech Acquisition Corp | MTAC Class A Common Stock
COMMITMENTS AND CONTINGENCIES
Business combinations of warrant to purchase	0.33%
Number of holdings | shares	1
MedTech Acquisition Corp | Maximum | Raymond James Agreements
COMMITMENTS AND CONTINGENCIES
Aggregate fees received	$ 4,500,000
MedTech Acquisition Corp | Minimum | Raymond James Agreements
COMMITMENTS AND CONTINGENCIES
Aggregate fees received	3,000,000
MedTech Acquisition Corp | TriSalus
COMMITMENTS AND CONTINGENCIES
Consideration payable	$ 220,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001
Share price | $ / shares	$ 10.00